Statements of Operations (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Income Statement Related Disclosures [Abstract]
Selling	[1]	$ 4,807	$ 4,618	$ 9,551	$ 9,416	$ 19,294
General and administrative		1,972	1,794	3,787	3,571	7,187
Total selling, general and administrative expenses		6,779	6,412	13,338	12,987	26,481
Shipping and handling costs		672	271	1,137	548	1,063
Interest income		344	302	730	618	1,412
Other, net	[2]	(68)	(167)	(79)	(466)	(611)
Financial income (expenses), net		276	135	651	152	801
Foreign currency income (expense)		$ (39)	$ (125)	$ (22)	$ (389)	$ (352)

[1]	Including shipping and handling costs
[2]	Including foreign currency expense resulting from transactions not denominated in U.S. Dollars